Forward International Fixed Income Fund

Summary Prospectus  |  May 1, 2010, as amended

TICKER SYMBOL

Class C: FFXCX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, along with the Fund’s most recent annual report, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS C

Management Fee	0.70%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.20%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS C

1 Year	$297
3 Years	$636
5 Years	$1,101
10 Years	$2,386

You would pay the following expenses if you did not redeem your shares:

CLASS C

1 Year	$197
3 Years	$636
5 Years	$1,101
10 Years	$2,386

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies and governments located outside the United States. The Fund seeks to offer exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of non-U.S. issuers and derivatives. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 40% of its net assets in emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management, LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment pro-

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Forward International Fixed Income Fund

fessionals. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including non-U.S. government and investment-grade and high-yield, high-risk non-U.S. corporate instruments. The Fund will not invest more than 40% of its net assets plus borrowings for investment purposes, if any, in debt securities rated below investment grade by all rating agencies.

The Sub-Advisor builds the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The investment strategies may include the following: investing in foreign currencies from developed and emerging market countries; investing in investment grade non-U.S. corporate bonds or using credit default swaps to hedge corporate bonds; investing in high yield, below investment grade non-U.S. corporate bonds; investing in emerging market government or corporate bonds; investing in exchange traded funds (“ETFs”) that provide exposure to non-U.S. issuers of fixed income securities; and taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve. A strategy or combination of strategies is employed after consideration of the strategy’s individual merits, its correlation to the existing portfolio, and the Sub-Advisor’s outlook for the markets.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover

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Forward International Fixed Income Fund

rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On February 14, 2011, SW assumed responsibility for selecting the Fund’s investments. Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – June 30, 2009	13.00%
Worst Quarter – September 30, 2008	–7.40%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Fixed Income Fund – Class C (Inception: 10/5/07)
Return Before Taxes	17.00%	6.49%
Return After Taxes on Distributions(1)	15.59%	5.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	10.96%	4.78%
Citigroup World BIG ex-U.S. Index Unhedged USD	6.84%	8.26%
International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)	23.35%	8.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

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Forward International Fixed Income Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Forward Funds are distributed by ALPS Distributors, Inc.

SP026  021411

Printed on recycled paper using soy-based inks.

Forward International Fixed Income Fund

Summary Prospectus  |  May 1, 2010, as amended

TICKER SYMBOLS

Investor: FFXRX | Institutional: FFXIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, along with the Fund’s most recent annual report, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.52%	1.12%
Fee Waiver and/or Expense Reimbursement(1)	–0.13%	–0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$142	$101
3 Years	$467	$343
5 Years	$816	$604
10 Years	$1,799	$1,350

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies and governments located outside the United States. The Fund seeks to offer exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of non-U.S. issuers and derivatives. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 40% of its net assets in emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management, LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers)

1

Forward International Fixed Income Fund

would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including non-U.S. government and investment-grade and high-yield, high-risk non-U.S. corporate instruments. The Fund will not invest more than 40% of its net assets plus borrowings for investment purposes, if any, in debt securities rated below investment grade by all rating agencies.

The Sub-Advisor builds the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The investment strategies may include the following: investing in foreign currencies from developed and emerging market countries; investing in investment grade non-U.S. corporate bonds or using credit default swaps to hedge corporate bonds; investing in high yield, below investment grade non-U.S. corporate bonds; investing in emerging market government or corporate bonds; investing in exchange traded funds (“ETFs”) that provide exposure to non-U.S. issuers of fixed income securities; and taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve. A strategy or combination of strategies is employed after consideration of the strategy’s individual merits, its correlation to the existing portfolio, and the Sub-Advisor’s outlook for the markets.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal

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Forward International Fixed Income Fund

Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

On February 14, 2011, SW assumed responsibility for selecting the Fund’s investments. Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS— INVESTOR CLASS

Best Quarter – June 30, 2009	13.01%
Worst Quarter – September 30, 2008	–7.46%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward International Fixed Income Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes	18.43%	6.75%
Return After Taxes on Distributions(1)	16.86%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.89%	4.89%
Forward International Fixed Income Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes	18.70%	7.05%
Citigroup World BIG ex-U.S. Index Unhedged USD	6.84%	8.26%
International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD)	23.35%	8.55%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

3

Forward International Fixed Income Fund

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Forward Funds are distributed by ALPS Distributors, Inc.

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